CONVERTIBLE PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Convertible Promissory Notes [Line Items]
Interest expense	$ 0	$ 293,675	$ 35,210
Convertible promissory notes [Member]
Convertible Promissory Notes [Line Items]
Balance, beginning of period	1,156,259	1,156,259	1,156,259	$ 1,281,442
Payment				(41,600)
Interest expense				1,600
Effect of foreign exchange				(85,183)
Balance, end of period	$ 1,156,259	$ 1,156,259	$ 1,156,259	$ 1,156,259